Shareholder Report, Line Graph (Details) - USD ($)						6 Months Ended	12 Months Ended
	Nov. 22, 2022	Jun. 30, 2022	Feb. 25, 2021	Jan. 21, 2020	Dec. 30, 2015	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000244722
Account Value [Line Items]
Line Graph and Table Measure Name					Absolute Capital Opportunities Fund - Institutional Shares
Account Value					$ 25,000		$ 33,290	$ 30,146	$ 31,578	$ 32,304	$ 33,430	$ 31,037	$ 29,800	$ 27,850	$ 26,200
C000244724
Account Value [Line Items]
Line Graph and Table Measure Name						Absolute Convertible Arbitrage Fund - Institutional Shares
Account Value						$ 25,000	$ 38,949	36,095	34,147	34,753	32,994	30,811	29,323	28,329	26,259	$ 25,295
C000244723
Account Value [Line Items]
Line Graph and Table Measure Name							Absolute Convertible Arbitrage Fund - Investor Shares
Account Value			$ 10,000				$ 11,161	10,362	9,830	10,026
C000244725
Account Value [Line Items]
Line Graph and Table Measure Name		Absolute Flexible Fund - Institutional Shares
Account Value		$ 25,000					$ 29,132	26,714	24,775
C000215804
Account Value [Line Items]
Line Graph and Table Measure Name							Absolute Select Value ETF
Account Value				$ 10,000			$ 13,870	11,371	10,220	10,814	9,350
C000239618
Account Value [Line Items]
Line Graph and Table Measure Name							Dean Equity Income Fund
Account Value	$ 10,000						$ 11,608	9,361
C000044154
Account Value [Line Items]
Line Graph and Table Measure Name						Dean Mid Cap Value Fund
Account Value						$ 10,000	25,617	19,949	17,563	18,494	13,426	15,342	14,851	13,499	11,815	10,016
C000044155
Account Value [Line Items]
Line Graph and Table Measure Name						Dean Small Cap Value Fund
Account Value						$ 10,000	20,478	17,734	16,712	17,220	10,974	13,284	13,787	13,369	11,597	9,874
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 25,000		81,703	59,921	49,270	58,288	44,836	38,937	37,348	31,675	26,705
S&P 500 Index
Account Value [Line Items]
Account Value						$ 25,000	87,745	64,352	52,914	62,599	48,151	41,816	40,110	34,017	28,680	24,846
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value						$ 25,000	30,011	26,899	26,727	31,296	31,579	29,517	26,762	27,091	27,072	25,735
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000				9,729	8,720	8,664	10,145
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 25,000					26,738	23,965	23,812
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 10,000			15,321	11,992	10,479	11,822	8,756
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000						12,667	9,914
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value						$ 10,000	23,528	18,237	16,423	18,998	13,342	14,392	14,165	13,019	11,484	9,793
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value						$ 10,000	33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Account Value						25,000	65,284	49,298	40,424	50,299	39,045	35,365	34,730	31,222	26,422	23,727
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value						$ 25,000	30,011	26,899	26,727	31,296	31,579	29,517	26,762	27,091	27,072	25,735
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						$ 25,000	87,745	64,352	52,914	62,599	48,151	41,816	40,110	34,017	28,680	24,846
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000				15,900	11,661	9,588	11,343
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 25,000					39,433	28,920	23,779
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000			18,702	13,716	11,278	13,342	10,263
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000						14,732	10,858
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value						$ 10,000	33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						$ 10,000	26,396	20,410	17,991	22,320	16,161	15,458	14,980	13,143	11,397	9,975
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value						$ 10,000	23,210	18,310	16,809	21,972	14,878	14,820	16,266	14,115	11,691	10,125
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value						$ 10,000	$ 22,042	$ 17,510	$ 16,237	$ 19,726	$ 12,033	$ 14,137	$ 15,407	$ 14,093	$ 11,691	$ 9,840